Summary of Significant Accounting Policies - Weighted-Average Assumptions to Estimates Fair Value of Stock Options Granted (Detail)	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Expected market price volatility	37.80%	38.60%	37.90%
Risk-free interest rate	0.60%	1.80%	1.90%
Dividend yield	1.30%	1.60%	1.90%
Expected term	4 years	4 years	4 years